Note 23 - Employee Benefits - Defined Benefit Obligation (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement Line Items [Line Items]
Balance	R$ 2,279.3	R$ 2,252.3
Service cost	(41.6)	(42.5)	R$ (38.2)
Gains and (losses) on settlements or reductions in benefits	(3.3)	(7.3)	(4.2)
Balance	2,648.2	2,279.3	2,252.3
Present value of defined benefit obligation [member]
Statement Line Items [Line Items]
Balance	(5,951.9)	(5,785.1)	(5,333.4)
Acquisitions through shareholding exchange transaction		3.5
Service cost	(41.6)	(42.5)	(38.2)
Interest cost	(333.6)	(335.7)	(321.5)
Gains and (losses) on settlements or reductions in benefits	1.2	7.0	3.9
Contributions by plan participants	(4.3)	(4.4)	(4.1)
Actuarial gains and (losses) - geographical assumptions	0.5	9.9	77.3
Actuarial gains and (losses) - financial assumptions	(703.2)	(13.1)	(140.3)
Experience adjustment	119.0	106.4	(115.7)
Reclassifications			(7.5)
Effect of exchange rate fluctuations	(385.7)	(321.0)	(306.5)
Benefits paid	454.6	423.1	400.9
Balance	R$ (6,845.0)	R$ (5,951.9)	R$ (5,785.1)